INTANGIBLE ASSETS NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS NET
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

	December 31,	December 31,
	2023	2022

Online course and software copyrights	$615,220	$633,300
Software copyrights	15,649	-
Sub-total	630,869	633,300
Less: accumulated amortization	(279,189)	(210,028)
Intangible asset, net	$351,680	$423,272

Amortization expense was $63,111, $32,365 and nil for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

Estimated future amortization expense is as follows:

Amortization
Twelve months ending December 31,	expense
Fiscal 2024	62,943
Fiscal 2025	62,114
Fiscal 2026	61,522
Fiscal 2027	60,935
Fiscal 2028	54,459
Thereafter	49,707
Total	$351,680